Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Stock Class A common stock	Common Stock Class B common stock	Treasury Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Non- Controlling Interests	Limited Partner
Beginning Balance at Dec. 31, 2017	$ 45,388
Equity-based compensation	199,052
Foreign currency translation gain (loss)	(1,557)
Ending Balance at Dec. 31, 2018	92,519
Equity-based compensation	193,299
Distributions to partners	(38,376)
Foreign currency translation gain (loss)	837
Ending Balance at Dec. 31, 2019	81,905								$ 87,725
Ending Balance, Amount at Dec. 31, 2019	81,905						$ (5,820)
New accounting pronouncement adoption	(188)								(188)
Net income (loss)	(4,062)								(4,062)
Equity-based compensation	6,185								6,185
Distributions to partners	(9,429)								(9,429)
Other	(44)								(44)
Foreign currency translation gain (loss)	(2,612)						(2,612)
Ending Balance at Mar. 31, 2020									80,187
Ending Balance, Amount at Mar. 31, 2020	71,755						(8,432)
Beginning Balance at Dec. 31, 2019	81,905								87,725
Beginning Balance, Amount at Dec. 31, 2019	81,905						(5,820)
Net income (loss)	(27,258)
Foreign currency translation gain (loss)	348
Liability awards reclassification to equity	0
Ending Balance at Sep. 30, 2020									67,471
Ending Balance, Amount at Sep. 30, 2020	61,999						(5,472)
Beginning Balance at Dec. 31, 2019	81,905								87,725
Beginning Balance, Amount at Dec. 31, 2019	81,905						(5,820)
New accounting pronouncement adoption	(188)
Equity-based compensation	24,815
Distributions to partners	(11,989)
Other	488
Foreign currency translation gain (loss)	3,494
Ending Balance at Dec. 31, 2020	74,183								76,509
Ending Balance, Amount at Dec. 31, 2020	74,183						(2,326)
Beginning Balance at Mar. 31, 2020									80,187
Beginning Balance, Amount at Mar. 31, 2020	71,755						(8,432)
Net income (loss)	(22,127)								(22,127)
Equity-based compensation	6,179								6,179
Other	(26)								(26)
Foreign currency translation gain (loss)	121						121
Ending Balance at Jun. 30, 2020									64,213
Ending Balance, Amount at Jun. 30, 2020	55,902						(8,311)
Net income (loss)	(1,069)								(1,069)
Equity-based compensation	6,120								6,120
Distributions to partners	(2,360)								(2,360)
Other	567								567
Foreign currency translation gain (loss)	2,839						2,839
Ending Balance at Sep. 30, 2020									67,471
Ending Balance, Amount at Sep. 30, 2020	61,999						(5,472)
Beginning Balance at Dec. 31, 2020	74,183								76,509
Beginning Balance, Amount at Dec. 31, 2020	74,183						(2,326)
Net income (loss)	22,507								22,507
Equity-based compensation	6,157								6,157
Distributions to partners	(9,816)								(9,816)
Other	384								384
Foreign currency translation gain (loss)	228						228
Ending Balance at Mar. 31, 2021									95,741
Ending Balance, Amount at Mar. 31, 2021	93,643						(2,098)
Beginning Balance at Dec. 31, 2020	74,183								76,509
Beginning Balance, Amount at Dec. 31, 2020	74,183						(2,326)
Net income (loss)	22,045
Foreign currency translation gain (loss)	(1,542)
Liability awards reclassification to equity	3,912
Ending Balance (in Shares) at Sep. 30, 2021		43,492,498	50,154,199	(1,000,000)
Ending Balance, Amount at Sep. 30, 2021	261,983	$ 4	$ 5	$ (12,000)	$ 152,308	$ (13,336)	(1,774)	$ 136,776
Beginning Balance at Mar. 31, 2021									95,741
Beginning Balance, Amount at Mar. 31, 2021	93,643						(2,098)
Net income (loss) prior to Business Combination	37,350								37,350
Equity-based compensation prior to Business Combination	5,604								5,604
Foreign currency translation gain (loss) prior to Business Combination	298						298
Distributions to partners	(37,573)								(37,573)
Other	(10)								(10)
Effect of Business Combination	188,322	$ 4	$ 5		133,832		974	154,619	$ (101,112)
Effect of Business Combination (in Shares)		42,956,667	50,154,199
Net income (loss) after Business Combination	(28,350)					(12,499)		(15,851)
Equity-based compensation after Business Combination	1,461				1,461
Foreign currency translation gain (loss) after Business Combination	18						8	10
Ending Balance (in Shares) at Jun. 30, 2021		42,956,667	50,154,199
Ending Balance, Amount at Jun. 30, 2021	260,763	$ 4	$ 5		135,293	(12,499)	(818)	138,778
Net income (loss)	(9,462)					3,476		(12,938)
Distributions to partners	(7,007)							(7,007)
Other	1,819				879			940
Foreign currency translation gain (loss)	(2,086)						(956)	(1,130)
Equity-based compensation after Business Combination	38,227				21,094			17,133
Liability awards reclassification to equity	3,912				3,912
Issuance of Class A common stock for vested RSUs (in Shares)		535,831
Withholding payments on vested RSUs	(7,983)				(7,983)
Dividends declared ($0.07 per share of Class A common stock)	(4,200)				113	(4,313)
Treasury stock purchase (in Shares)				(1,000,000)
Treasury stock purchase	(12,000)			$ (12,000)
Change in ownership interests					(1,000)			1,000
Ending Balance (in Shares) at Sep. 30, 2021		43,492,498	50,154,199	(1,000,000)
Ending Balance, Amount at Sep. 30, 2021	$ 261,983	$ 4	$ 5	$ (12,000)	$ 152,308	$ (13,336)	$ (1,774)	$ 136,776